Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash Flow from Operating Activities:
Net loss	$ (8,614)	$ (3,983)	$ (8,639)	$ (43,054)
Adjustments to reconcile net loss to net cash used in operating activities:
Income tax payable				(170)
Depreciation and amortization	15	920	31	4,387
Interest expense on lease liability		92		464
Impairment of goodwill				19,669
Impairment of intangibles				1,585
Deferred tax expense				(951)
Share-based compensation	961	424	3,206	3,667
Bargain purchase gain			(4,111)
Debt discount amortization	1,108		287
Future tax recovery		30
Bad debt expense	(9)
Income tax provision	4
Change in fair value of digital assets	464
Loss on settlement of accounts payable	3,064		716
Loss on sale of cryptocurrency assets			35
Other		39
Changes in operating assets and liabilities:
Accounts receivable	897	5,520	5,406	(409)
Inventories	760	1,173	496	2,557
Prepaid expenses and other assets	(587)	(39)	(829)	414
Accounts payable	(900)	(2,713)	(5,992)	10,354
Accrued and other liabilities	(85)		1,251	9
Cash Used in Operating Activities	(2,922)	1,463	(8,143)	(1,478)
Cash Flow from Investing Activities:
Purchase of cryptocurrency	(8,460)		(2,076)
Proceeds from sale of cryptocurrency			2,041
Cash acquired in business combination			5,940
Cash paid for acquisitions, net of assets acquired		2,850		(2,335)
Capital expenditures, net of disposals		(157)		1,245
Purchase of intangible assets, net of disposals		(1)
Cash Provided by (Used in) Investing Activities	(8,460)	2,692	5,905	(1,090)
Cash Flow from Financing Activities:
Proceeds from share issuance	16,094			919
Proceeds from issuance of preferred stock	8,912
Repayment of senior debt		(4,892)
Repayment of convertible debt	(1,623)		(1,655)
Proceeds from long-term borrowings				4,220
Repayment of long-term borrowings				(3,434)
Proceeds from share issuance		674
Proceeds from short-term borrowings		653		2,561
Increase in balance due to related parties				(662)
Proceeds from Wintrust facility			859
Payments on Wintrust facility			(1,662)
Proceeds from short-term borrowings			800
Repayment on short-term borrowings			(800)
Proceeds from issuance of convertible debt			6,120
Proceeds of loans payable		429
Payment of principal portion of lease liabilities		(414)		(2,672)
Cash paid for financing costs	(250)		(154)
Proceeds from PIPE			8,800
Payments for share repurchase			(137)
Cash Provided by Financing Activities	23,133	(3,550)	12,171	932
Net cash provided by (used in) continuing operations	11,751		9,933	(1,636)
Net cash used in discontinued operations		605	(8,523)
Net increase (decrease) in cash	11,751	605	1,410	(1,636)
Effect of foreign currency translation adjustments		(18)	(207)	(341)
Total cash and cash equivalents, beginning of period	1,309	102	102
Total cash and cash equivalents, end of period	13,060	689	1,309	102
Total cash and cash equivalents, beginning of period		106	106	2,083
Total cash and cash equivalents, end of period			1,309	106
Supplemental schedule of cash flow information:
Cash paid for interest during the period			$ (329)	$ (2,662)